Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000173242 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R6 Shares)
Average Annual Return, Percent	16.36%	7.97%	9.40%
C000173241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R5 Shares)
Average Annual Return, Percent	16.23%	7.86%	9.30%
C000173570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R4 Shares)
Average Annual Return, Percent	16.06%	7.70%	9.13%
C000173569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R3 Shares)
Average Annual Return, Percent	15.78%	7.43%	8.86%
C000070637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R2 Shares)
Average Annual Return, Percent	15.48%	7.16%	8.58%
C000012321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class L Shares)
Average Annual Return, Percent	16.22%	7.87%	9.34%
C000012320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class I Shares)
Average Annual Return, Percent	16.08%	7.71%	9.14%
C000012324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class C Shares)
Average Annual Return, Percent	14.23%	6.91%	8.42%
C000012322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class A Shares)
Average Annual Return, Percent	9.70%	6.29%	8.28%
Without Sales Load [Member] | C000012324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	15.23%	6.91%	8.42%
Without Sales Load [Member] | C000012322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	15.77%	7.44%	8.86%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	26.62%	9.48%	10.63%